Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
18. Share capital, stock options and other stock-based plans:

On June 1, 2023, the Company completed a consolidation of its issued and outstanding common shares on the basis of one new post-consolidation common share for every ten existing pre-consolidation common shares (the "Consolidation"). No fractional common shares were issued and any fractional shares were rounded down to the nearest whole common shares. The number of outstanding common shares and share units issued have been retroactively adjusted for all periods presented.

During the year ended December 31, 2023, the Company issued 44,186 common shares, net of cancellations, upon exercises of share units (year ended December 31, 2022 – 50,384 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2023, the Company recognized $1,727 (year ended December 31, 2022 - $2,066) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31		December 31
	2023		2022
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	317,432	$24.15	186,643	$29.80
Granted	435,128	13.78	254,109	18.32
Vested and exercised	(44,186)	38.76	(50,384)	31.94
Forfeited/expired	(229,731)	19.26	(72,936)	12.77
Outstanding, end of year	478,643	$15.68	317,432	$24.15
Units outstanding and exercisable, end of year	—	—	—	—

During the year ended December 31, 2023, 435,128 share units were granted to directors, executives and employees (year ended December 31, 2022 - 254,109). This included 147,557 Restricted Share Units ("RSUs") (year ended December 31, 2022 - 99,470) and 185,365 Performance Share Units ("PSUs") (year ended December 31, 2022 - 122,139) and 102,206 Deferred Share Units ("DSUs") (year ended December 31, 2022 - 32,500 DSUs). Values of PSUs are determined using the Monte – Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. PSU awards do not have a certain number of common shares that will be issued over time but are based on future performance and other conditions tied to the payout of the PSU. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan. For the year ended December 31, 2023 the Company awarded 102,206 DSU's to be cash-settled when the vesting conditions are met (year ended December 31, 2022 - 32,500 to be equity -settled when the vesting conditions are met).

As at December 31, 2023, $2,054 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized ratably over two years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
	2023	2022
	CDN$	CDN$
Share units:
Outstanding	$3,283	$3,310
Exercisable	—	—
Exercised	386	524
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2023	2022
Cost of revenue	$26	$184
Research and development	570	336
General and administrative	1,806	1,638
Sales and marketing	228	232
	$2,630	$2,390

For the year ended December 31, 2023 the Company recognized stock-based compensation of $1,727 (December 31, 2022 - $2,066) for stock-based awards settled in shares and stock-based compensation of $903 for stock-based awards settled in cash for the year ended (year ended December 31, 2022 - $324).